Concentration risk	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Concentration risk

25. Concentration risk

(a)	Major customers

For the year ended December 31, 2024 and 2023, the customers who accounted for 10% or more of the Group’s revenue and its trade receivable balance at year end are presented as follows:

	For the year ended 31 December
	2024	2023	2024	2023	2024	2023
	Revenue		Percentage of revenue		Trade receivables
	USD	USD	%	%	USD	USD
Customer A	10,003,843	9,007,223	58	57	937,379	804,952
Customer B	-	2,332,646	-	15	-	-
	10,003,843	11,339,869	58	72	937,379	804,952

25.	Concentration risk (continued)

(b)	Major vendors

For the year ended 31 December 2024 and 2023, there were no vendors who accounted for 10% or more of the Group’s cost of sales and trade payables balances at year end.